BT ADVISOR FUNDS


                        Global High Yield Securities Fund
                            Capital Appreciation Fund
                                 Small Cap Fund
                            International Equity Fund
                            Pacific Basin Equity Fund
                           Latin American Equity Fund

                          Supplement to the Prospectus
                             Dated January 16, 1996


         The paragraph numbered "11." under "Sales Charge Reductions and Waivers" is eliminated. Paragraph "12" is re-numbered as "11."









                         Supplement dated March 6, 1996


BT0517